UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2008

Date of reporting period:	July 31, 2008

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.    Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2008 is attached hereto.

Item 2.    Code of Ethics.

Not applicable to semi-annual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.    Investments.

Included in Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the six months ended July 31, 2008.

Item 11.    Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: October 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: October 6, 2008

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: October 6, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2008
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $607,420,479; $—; $— and $—, respectively)	$726,696,512	$—	$—	$—
Silver assets (identified cost $149,342,400; $—; $— and $—, respectively)	188,523,790	—	—	—
Swiss franc deposits (identified cost $20,674,110; $—; $— and $—, respectively)	21,697,858	—	—	—
	936,918,160	—	—	—
Swiss franc bonds	339,683,078	—	—	—
Stocks of United States and foreign real estate and natural resource companies	528,633,500	—	—	—
Aggressive growth stock investments	625,129,250	—	—	24,586,460
Corporate bonds	12,174,089	—	10,791,908	—
United States Treasury securities	1,288,986,529	49,437,761	149,961	—
Repurchase agreements	—	120,000	25,000	—
Total investments (identified cost $3,457,433,851; $49,561,405;
$10,997,568 and $12,578,197, respectively)	3,731,524,606	49,557,761	10,966,869	24,586,460

Cash	—	3,825	2,861	—
Accounts receivable for investments sold	—	—	—	150,015
Accounts receivable for shares of the portfolio sold	32,169,493	17,703	—	—
Accrued interest, dividends and foreign taxes receivable	25,238,871	580,730	156,230	16,360
Total assets	3,788,932,970	50,160,019	11,125,960	24,752,835

LIABILITIES
Bank overdraft	18,208,291	—	—	122,849
Accounts payable for investments purchased	1,920,516	—	—	—
Accounts payable for shares of the portfolio redeemed	1,743,874	75,906	6,336	—
Accrued investment advisory fee	2,373,342	27,531	7,667	24,213
Accrued directors’ and officers’ fees and expenses	24,303	910	216	512
Accrued excise tax	376,290	30,199	6,030	19,785
Accrued legal expense	5,706	441	103	240
Total liabilities	24,652,322	134,987	20,352	167,599
Net assets applicable to outstanding shares	$3,764,280,648	$50,025,032	$11,105,608	$24,585,236

NET ASSETS
Capital stock – par value $.001 per share:
Authorized – 250,000,000; 100,000,000; 25,000,000 and 50,000,000 shares, respectively
Outstanding – 100,111,048; 721,307; 183,945 and 335,060 shares, respectively	$100,111	$721	$184	$335
Paid-in capital	3,459,844,362	47,972,758	10,602,903	9,111,020
	3,459,944,473	47,973,479	10,603,087	9,111,355
Undistributed net investment income (loss) (Note 1)	32,318,337	2,078,288	634,134	(26,329)
Accumulated net realized gain (loss) on investments	(2,591,275)	(23,091)	(100,914)	3,491,947
Accumulated net realized loss on foreign currency transactions	(65)	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	274,090,755	(3,644)	(30,699)	12,008,263
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	518,423	—	—	—
Net assets applicable to outstanding shares	$3,764,280,648	$50,025,032	$11,105,608	$24,585,236

Net asset value per share	$ 37.60	$ 69.35	$ 60.37	$ 73.38

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2008
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Investment income (Note 1):
Interest	$19,816,779	$551,742	$231,440	$147
Dividends	7,697,428	—	—	129,995
Other income	216	—	—	—
	27,514,423	551,742	231,440	130,142

Expenses (Notes 3 & 8):
Investment advisory fee	11,190,348	292,536	65,712	149,974
Directors’ fees and expenses	126,369	3,450	807	1,873
Officers’ salary expense	118,263	3,229	755	1,752
Excise tax	375,000	30,000	6,000	17,500
Legal expense	35,765	977	228	530
Total expenses	11,845,745	330,192	73,502	171,629
Less waiver of investment advisory fee	—	(123,173)	(20,751)	—
Net expenses	11,845,745	207,019	52,751	171,629

Net investment income (loss) before foreign income taxes deducted at source	15,668,678	344,723	178,689	(41,487)

Less foreign income taxes deducted at source, net of refundable taxes	19,450	—	—	—

Net investment income (loss)	15,649,228	344,723	178,689	(41,487)

Net realized and unrealized gain (loss) on investments
and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(6,893,338)	(7,823)	(13,207)	616,482
Foreign currency transactions	(65)	—	—	—
	(6,893,403)	(7,823)	(13,207)	616,482

Change in unrealized appreciation (depreciation) of:
Investments	16,332,824	(115,831)	(100,094)	(924,200)
Translation of assets and liabilities in foreign currencies	(40,544)	—	—	—

Net realized and unrealized gain (loss) on investments
and foreign currency	9,398,877	(123,654)	(113,301)	(307,718)
Net increase (decrease) in net assets resulting
from operations	$25,048,105	$221,069	$65,388	$(349,205)

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio		Treasury Bill Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2008 (Unaudited)	January 31, 2008	July 31, 2008 (Unaudited)	January 31, 2008

Operations:
Net investment income (loss)	$15,649,228	$15,010,707	$344,723	$1,682,963
Net realized gain (loss) on investments	(6,893,338)	9,735,267	(7,823)	975
Net realized gain (loss) on foreign currency transactions	(65)	1,940,486	—	—
Change in unrealized appreciation (depreciation) of investments	16,332,824	126,783,025	(115,831)	131,271
Change in unrealized appreciation on translation of
assets and liabilities in foreign currencies	(40,544)	561,407	—	—

Net increase (decrease) in net assets resulting from operations	25,048,105	154,030,892	221,069	1,815,209

Equalization on shares issued and redeemed:	36,144,274	12,491,101	89,303	(101,556)

Distributions to shareholders from (Note 2):
Net investment income	—	(6,105,356)	—	(1,557,331)
Net realized gain on investments	—	(6,868,527)	—	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (loss) (Note 7):	1,956,030,626	773,224,206	2,001,488	594,678
Net increase (decrease) in net assets	2,017,223,005	926,772,316	2,311,860	751,000

Net assets at beginning of period	1,747,057,643	820,285,327	47,713,172	46,962,172
Net assets at end of period (including undistributed net investment income (loss) of
$32,318,337 and $16,669,109; and $2,078,288 and $1,733,565, respectively)	$3,764,280,648	$1,747,057,643	$50,025,032	$47,713,172

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Versatile Bond Portfolio		Aggressive Growth Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2008 (Unaudited)	January 31, 2008	July 31, 2008 (Unaudited)	January 31, 2008

Operations:
Net investment income (loss)	$178,689	$447,514	$(41,487)	$(31,127)
Net realized gain (loss) on investments	(13,207)	(236)	616,482	3,543,056
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(100,094)	86,472	(924,200)	(4,570,652)
Change in unrealized appreciation on translation of
assets and liabilities in foreign currencies	—	—	—	—

Net increase (decrease) in net assets resulting from operations	65,388	533,750	(349,205)	(1,058,723)

Equalization on shares issued and redeemed:	(5,795)	(80,064)	3,383	—

Distributions to shareholders from (Note 2):
Net investment income	—	(300,982)	—	—
Net realized gain on investments	—	—	—	(2,952,914)

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (loss) (Note 7):	(105,552)	(1,308,516)	(947,130)	(1,586,328)
Net increase (decrease) in net assets	(45,959)	(1,155,812)	(1,292,952)	(5,597,965)

Net assets at beginning of period	11,151,567	12,307,379	25,878,188	31,476,153
Net assets at end of period (including undistributed net investment income (loss) of
$634,134 and $455,445; and ($26,329) and $15,158, respectively)	$11,105,608	$11,151,567	$24,585,236	$25,878,188

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Quantity			Market Value
		GOLD ASSETS—19.31% of Total Net Assets
250,908 Troy Oz.		Gold bullion (a)	$229,304,912
520,000 Coins		One-ounce gold coins (a)	488,386,600
100,000 Shares		SPDR Gold Trust (a)(b)	9,005,000

		Total Gold Assets (identified cost $607,420,479)	$726,696,512

		SILVER ASSETS—5.01% of Total Net Assets
10,062,893 Troy Oz.		Silver bullion (a)	$178,616,349
379 Bags		Silver coins (a)	4,648,441
30,000 Shares		iShares Silver Trust (a)(b)	5,259,000

		Total Silver Assets (identified cost $149,342,400)	$188,523,790

Principal Amount
		SWISS FRANC ASSETS—9.60% of Total Net Assets
CHF	22,754,543	Swiss francs in interest-bearing bank accounts	$21,697,858

CHF	36,000,000	3.250% Swiss Confederation Bonds, 02-11-09	$34,506,723
CHF	40,160,000	3.500% Swiss Confederation Bonds, 08-07-10	38,999,660
CHF	45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	44,609,517
CHF	45,000,000	2.750% Swiss Confederation Bonds, 06-10-12	43,305,044
CHF	45,000,000	4.000% Swiss Confederation Bonds, 02-11-13	45,338,991
CHF	45,000,000	4.250% Swiss Confederation Bonds, 01-06-14	46,051,302
CHF	45,000,000	3.750% Swiss Confederation Bonds, 06-10-15	45,291,790
CHF	45,000,000	2.500% Swiss Confederation Bonds, 03-12-16	41,580,051
		Total Swiss Confederation bonds	$339,683,078

		Total Swiss Franc Assets (identified cost $343,554,496)	$361,380,936

Number of Shares
		STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
		NATURAL RESOURCE COMPANIES—14.04% of Total Net Assets

		NATURAL RESOURCES—7.79% of Total Net Assets
	300,000	BHP Billiton, Ltd. (c)	$22,398,000
	300,000	BP, p.l.c. (c)	18,432,000
	550,000	Cameco Corporation	19,761,500
	250,000	Chevron Corporation	21,140,000
	600,000	Companhia Vale do Rio Doce (c)	18,018,000
	250,000	ConocoPhillips	20,405,000
	200,000	Devon Energy Corporation	18,978,000
	300,000	Forest Oil Corporation (a)	17,109,000
	250,000	Freeport-McMoRan Copper & Gold, Inc.	24,187,500
	500,000	Mariner Energy, Inc. (a)	13,230,000
	300,000	Patriot Coal Corporation (a)	37,845,000
	350,000	Peabody Energy Corporation	23,677,500
	300,000	Plains Exploration & Production Company (a)	16,791,000
	400,000	Weyerhaeuser Company	21,384,000
			$293,356,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.25% of Total Net Assets
250,000	AvalonBay Communities, Inc.	$24,927,500
250,000	Boston Properties, Inc.	24,047,500
450,000	BRE Properties, Inc. Class A	21,996,000
800,000	Equity One, Inc.	15,448,000
300,000	Federal Realty Investment Trust	21,783,000
550,000	Kimco Realty Corporation	19,409,500
650,000	Pennsylvania Real Estate Investment Trust	11,973,000
400,000	Prologis	19,552,000
200,000	Texas Pacific Land Trust	8,050,000
800,000	UDR, Inc.	20,432,000
100,000	Urstadt Biddle Properties, Inc.	1,680,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,655,000
250,000	Vornado Realty Trust	23,767,500
600,000	Washington Real Estate Investment Trust	20,556,000
		$235,277,000
	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $464,938,110)	$528,633,500

	AGGRESSIVE GROWTH STOCK INVESTMENTS—16.61% of Total Net Assets

	CHEMICALS—1.23% of Total Net Assets
150,000	Air Products & Chemicals, Inc.	$14,281,500
2,000,000	Chemtura Corporation	13,040,000
150,000	Mosaic Company (a)	19,081,500
		$46,403,000
	COMPUTER SOFTWARE—.80% of Total Net Assets
450,000	Autodesk, Inc. (a)	$14,350,500
750,000	Symantec Corporation (a)	15,802,500
		$30,153,000
	CONSTRUCTION—.76% of Total Net Assets
200,000	Fluor Corporation	$16,270,000
600,000	Ryland Group, Inc.	12,354,000
		$28,624,000
	DATA PROCESSING—.80% of Total Net Assets
400,000	Agilent Technologies, Inc. (a)	$14,424,000
350,000	Hewlett-Packard Company	15,680,000
		$30,104,000
	ELECTRICAL & ELECTRONICS—.81% of Total Net Assets
650,000	Intel Corporation	$14,423,500
600,000	National Semiconductor Corporation	12,570,000
2,000,000	Sanmina SCI Corporation (a)	3,540,000
		$30,533,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.00% of Total Net Assets
600,000	CBS Corporation Class A	$9,828,000
500,000	Disney (Walt) Company	15,175,000
450,000	Viacom, Inc. Class A (a)	12,739,500
		$37,742,500
	FINANCIAL SERVICES—2.11% of Total Net Assets
400,000	Bank of New York Mellon Corporation	$14,200,000
550,000	Janus Capital Group, Inc.	16,687,000
400,000	Morgan Stanley	15,792,000
650,000	Schwab (Charles) Corporation	14,878,500
250,000	State Street Corporation	17,910,000
		$79,467,500
	MANUFACTURING—1.87% of Total Net Assets
400,000	Harley-Davidson, Inc.	$15,136,000
300,000	Illinois Tool Works, Inc.	14,055,000
700,000	Mattel, Inc.	14,035,000
137,000	NACCO Industries, Inc. Class A	13,837,000
8,000	NACCO Industries, Inc. Class B	808,000
200,000	Parker-Hannifin Corporation	12,336,000
		$70,207,000
	OIL & OILFIELD SERVICES—.82% of Total Net Assets
800,000	Frontier Oil Corporation	$14,600,000
2,000,000	Parker Drilling Company (a)	16,140,000
		$30,740,000
	PHARMACEUTICALS—2.55% of Total Net Assets
300,000	Amgen, Inc. (a)	$18,789,000
300,000	Celgene Corporation (a)	22,647,000
200,000	Genentech, Inc. (a)	19,050,000
250,000	Genzyme Corporation (General) (a)	19,162,500
300,000	Gilead Sciences, Inc. (a)	16,194,000
		$95,842,500
	RETAIL—.75% of Total Net Assets
225,000	Costco Wholesale Corporation	$14,103,000
800,000	Williams-Sonoma, Inc.	13,952,000
		$28,055,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Number of Shares		Market Value
	TELECOMMUNICATIONS—1.00% of Total Net Assets
700,000	Juniper Networks, Inc. (a)	$18,221,000
350,000	Qualcomm, Inc.	19,369,000
		$37,590,000
	TRANSPORTATION—.81% of Total Net Assets
325,000	Alexander & Baldwin, Inc.	$14,101,750
300,000	Kansas City Southern (a)	16,500,000
		$30,601,750
	MISCELLANEOUS—1.30% of Total Net Assets
150,000	Lockheed Martin Corporation	$15,649,500
300,000	Nucor Corporation	17,166,000
1,000,000	Temple-Inland, Inc.	16,250,000
		$49,065,500

	Total Aggressive Growth Stock Investments (identified cost $589,991,269)	$625,129,250

Principal Amount

	DOLLAR ASSETS—34.56% of Total Net Assets

	CORPORATE BONDS—.32% of Total Net Assets
$750,000	6.500% AFLAC, Inc., 04-15-09	$764,277
750,000	4.375% American Express Centurion Bank, 07-30-09	747,972
500,000	3.875% American General Finance Corporation, 10-01-09	482,779
500,000	4.000% Amgen, Inc., 11-18-09	501,904
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	501,692
500,000	7.150% Avon Products, Inc., 11-15-09	517,293
825,000	6.500% Bemis Company, Inc., 08-15-08	825,646
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	757,747
750,000	5.400% Boeing Capital Corporation, 11-30-09	767,378
500,000	5.875% Campbell Soup Company, 10-01-08	502,319
750,000	5.750% Illinois Tool Works, Inc., 03-01-09	761,887
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	509,414
750,000	3.300% Pfizer, Inc., 03-02-09	750,097
500,000	5.875% Pharmacia Corporation, 12-01-08	504,431
500,000	4.300% Procter & Gamble Company, 08-15-08	500,192
750,000	4.125% SBC Communications, Inc., 09-15-09	752,811
750,000	5.000% Stanley Works, 03-15-10	760,055
750,000	5.375% Target Corporation, 06-15-09	765,988
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	500,207
		$12,174,089

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—34.24% of Total Net Assets
$80,000,000	United States Treasury bond strips (Principal only) 4.354%, 05-15-18 (d)	$52,474,999
80,000,000	United States Treasury bonds 7.250%, 05-15-16	98,337,502
80,000,000	United States Treasury bonds 9.000%, 11-15-18	112,000,004
80,000,000	United States Treasury bonds 6.250%, 08-15-23	94,762,496
80,000,000	United States Treasury bonds 5.250%, 11-15-28	86,075,005
80,000,000	United States Treasury bonds 4.500%, 02-15-36	78,462,504
25,000,000	United States Treasury notes 3.250%, 08-15-08	25,012,219
25,000,000	United States Treasury notes 3.125%, 09-15-08	25,043,945
25,000,000	United States Treasury notes 4.875%, 10-31-08	25,197,266
25,000,000	United States Treasury notes 4.750%, 11-15-08	25,212,891
25,000,000	United States Treasury notes 4.625%, 11-30-08	25,248,047
25,000,000	United States Treasury notes 4.750%, 12-31-08	25,298,828
25,000,000	United States Treasury notes 4.750%, 02-28-09	25,392,578
25,000,000	United States Treasury notes 4.500%, 03-31-09	25,388,672
25,000,000	United States Treasury notes 4.500%, 04-30-09	25,427,734
25,000,000	United States Treasury notes 4.875%, 05-31-09	25,544,922
25,000,000	United States Treasury notes 4.875%, 06-30-09	25,587,891
25,000,000	United States Treasury notes 4.000%, 08-31-09	25,457,031
25,000,000	United States Treasury notes 4.000%, 09-30-09	25,500,000
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,425,781
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,277,344
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,328,125
25,000,000	United States Treasury notes 2.000%, 02-28-10	24,875,000
25,000,000	United States Treasury notes 1.750%, 03-31-10	24,757,812
25,000,000	United States Treasury notes 2.125%, 04-30-10	24,906,250
25,000,000	United States Treasury notes 2.625%, 05-31-10	25,085,937
25,000,000	United States Treasury notes 2.875%, 06-30-10	25,191,406
25,000,000	United States Treasury notes 4.125%, 08-15-10	25,804,687
25,000,000	United States Treasury notes 4.250%, 10-15-10	25,929,687
25,000,000	United States Treasury notes 2.500%, 03-31-13	24,250,000
25,000,000	United States Treasury notes 4.250%, 11-15-13	26,167,969
80,000,000	United States Treasury notes 4.650%, 11-15-16	84,574,997
50,000,000	United States Treasury bills 1.356%, 08-07-08 (d)	49,987,000
		$1,288,986,529

	Total Dollar Assets (identified cost $1,302,187,097)	$1,301,160,618
	Total Portfolio—99.13% of total net assets (identified cost $3,457,433,851) (e)	$3,731,524,606
	Other assets, less liabilities (.87% of total net assets)	32,756,042
	Net assets applicable to outstanding shares	$3,764,280,648

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—98.83% of Total Net Assets
$9,000,000	United States Treasury notes 4.875%, 08-31-08	$9,022,852
9,000,000	United States Treasury notes 4.625%, 09-30-08	9,042,539
10,000,000	United States Treasury notes 4.875%, 10-31-08	10,078,906
10,000,000	United States Treasury notes 4.375%, 11-15-08	10,074,219
10,000,000	United States Treasury notes 4.750%, 12-31-08	10,119,531
1,100,000	United States Treasury bills 1.356%, 08-07-08 (a)	1,099,714

	Total United States Treasury Securities (identified cost $49,441,405)	$49,437,761

	REPURCHASE AGREEMENT—.24% of Total Net Assets
120,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 07-31-08, .20%, maturing 08-01-08, maturity value $120,001 (identified cost $120,000) (b)	$120,000
		$120,000
	Total Portfolio—99.07% of total net assets (identified cost $49,561,405) (c)	$49,557,761
	Other assets, less liabilities (.93% of total net assets)	467,271
	Net assets applicable to outstanding shares	$50,025,032

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of July 31, 2008.
	(c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—97.17% of Total Net Assets

	BEVERAGES—10.24% of Total Net Assets
$521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$522,763
610,000	5.750% Coca-Cola Enterprises, Inc., 11-01-08	614,399
		$1,137,162
	COSMETICS & TOILETRIES—4.66% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$517,293
		$517,293
	FINANCIAL SERVICES—20.45% of Total Net Assets
750,000	4.375% American Express Centurion Bank, 07-30-09	$747,972
520,000	3.875% American General Finance Corporation, 10-01-09	502,090
500,000	5.400% Boeing Capital Corporation, 11-30-09	511,586
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	509,414
		$2,271,062
	FOOD PRODUCTS & PROCESSING—5.07% of Total Net Assets
560,000	5.875% Campbell Soup Company, 10-01-08	$562,598
		$562,598
	HOUSEHOLD PRODUCTS—4.50% of Total Net Assets
500,000	4.300% Procter & Gamble Company, 08-15-08	$500,192
		$500,192
	INSURANCE—11.43% of Total Net Assets
750,000	6.500% AFLAC, Inc., 04-15-09	$764,277
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	505,165
		$1,269,442
	MANUFACTURING—13.64% of Total Net Assets
500,000	6.500% Bemis Company, Inc., 08-15-08	$500,391
500,000	5.750% Illinois Tool Works, Inc., 03-01-09	507,925
500,000	5.000% Stanley Works, 03-15-10	506,704
		$1,515,020

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Principal Amount		Market Value

	PHARMACEUTICALS—13.56% of Total Net Assets
$500,000	4.000% Amgen, Inc., 11-18-09	$501,904
500,000	3.300% Pfizer, Inc., 03-02-09	500,064
500,000	5.875% Pharmacia Corporation, 12-01-08	504,431
		$1,506,399
	RETAIL—9.10% of Total Net Assets
500,000	5.375% Target Corporation, 06-15-09	$510,659
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	500,207
		$1,010,866
	TELECOMMUNICATIONS—4.52% of Total Net Assets
500,000	4.125% SBC Communications, Inc., 09-15-09	$501,874
		$501,874

	Total Corporate Bonds (identified cost $10,822,599)	$10,791,908

	UNITED STATES TREASURY SECURITIES—1.35% of Total Net Assets
150,000	United States Treasury bills 1.356%, 08-07-08 (a)	$149,961

	Total United States Treasury Securities (identified cost $149,969)	$149,961

	REPURCHASE AGREEMENT—.23% of Total Net Assets
25,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 07-31-08, .20%, maturing 08-01-08, maturity value $25,000 (identified cost $25,000) (b)	$25,000
		$25,000
	Total Portfolio—98.75% of total net assets (identified cost $10,997,568) (c)	$10,966,869
	Other assets, less liabilities (1.25% of total net assets)	138,739
	Net assets applicable to outstanding shares	$11,105,608

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of July 31, 2008.
	(c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—100.00% of Total Net Assets

	CHEMICALS—7.79% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$761,680
60,000	Chemtura Corporation	391,200
6,000	Mosaic Company (a)	763,260
		$1,916,140
	COMPUTER SOFTWARE—6.02% of Total Net Assets
20,000	Autodesk, Inc. (a)	$637,800
40,000	Symantec Corporation (a)	842,800
		$1,480,600
	CONSTRUCTION—1.67% of Total Net Assets
20,000	Ryland Group, Inc.	$411,800
		$411,800
	DATA PROCESSING—6.58% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$721,200
20,000	Hewlett-Packard Company	896,000
		$1,617,200
	ELECTRICAL & ELECTRONICS—6.25% of Total Net Assets
40,000	Intel Corporation	$887,600
25,000	National Semiconductor Corporation	523,750
70,000	Sanmina SCI Corporation (a)	123,900
		$1,535,250
	ENTERTAINMENT & LEISURE—4.81% of Total Net Assets
25,000	Disney (Walt) Company	$758,750
15,000	Viacom, Inc. Class A (a)	424,650
		$1,183,400
	FINANCIAL SERVICES—16.25% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$710,000
35,000	Janus Capital Group, Inc.	1,061,900
15,000	Morgan Stanley	592,200
40,000	Schwab (Charles) Corporation	915,600
10,000	State Street Corporation	716,400
		$3,996,100

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2008
(Unaudited)

Number of Shares		Market Value
	MANUFACTURING—9.71% of Total Net Assets
15,000	Harley-Davidson, Inc.	$567,600
15,000	Illinois Tool Works, Inc.	702,750
25,000	Mattel, Inc.	501,250
10,000	Parker-Hannifin Corporation	616,800
		$2,388,400
	OIL & OILFIELD SERVICES—4.53% of Total Net Assets
30,000	Frontier Oil Corporation	$547,500
70,000	Parker Drilling Company (a)	564,900
		$1,112,400
	PHARMACEUTICALS—16.08% of Total Net Assets
15,000	Amgen, Inc. (a)	$939,450
10,000	Celgene Corporation (a)	754,900
10,000	Genentech, Inc. (a)	952,500
10,000	Genzyme Corporation (General) (a)	766,500
10,000	Gilead Sciences, Inc. (a)	539,800
		$3,953,150
	RETAIL—3.97% of Total Net Assets
10,000	Costco Wholesale Corporation	$626,800
20,000	Williams-Sonoma, Inc.	348,800
		$975,600
	TELECOMMUNICATIONS—5.56% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$260,300
20,000	Qualcomm, Inc.	1,106,800
		$1,367,100
	TRANSPORTATION—4.59% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$303,730
15,000	Kansas City Southern (a)	825,000
		$1,128,730
	MISCELLANEOUS—6.19% of Total Net Assets
8,000	Lockheed Martin Corporation	$834,640
10,000	Nucor Corporation	572,200
7,000	Temple-Inland, Inc.	113,750
		$1,520,590
	Total Portfolio—100.00% of total net assets (identified cost $12,578,197) (b)	$24,586,460
	Liabilities, less other assets (.00% of total net assets)	(1,224)
	Net assets applicable to outstanding shares	$24,585,236

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

      Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

      The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

      Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

     Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk.  For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

     Various inputs were used in determining the value of the Fund’s investments during the six months ended July 31, 2008. These inputs are summarized in the following three broad levels:

     Level 1 – Quoted prices in active markets for identical securities

     The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

     Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.

     Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

     The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

     The Fund held no Level 3 assets during the six months ended July 31, 2008.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

      The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
	(Quoted Prices in Active
	Markets for Identical	(Significant Other	(Significant
	Assets)	Observable Inputs)	Unobservable Inputs)	Total

Permanent Portfolio
Gold assets	$726,696,512	$—	$—	$726,696,512
Silver assets	188,523,790	—	—	188,523,790
Swiss franc assets	21,697,858	339,683,078	—	361,380,936
Stocks of United States and foreign real
estate and natural resource companies	528,633,500	—	—	528,633,500
Aggressive growth stock investments	625,129,250	—	—	625,129,250
Dollar assets:
Corporate bonds	—	12,174,089	—	12,174,089
United States Treasury securities	1,288,986,529	—	—	1,288,986,529
Total Portfolio	$3,379,667,439	$351,857,167	$—	$3,731,524,606
	90.57%	9.43%	—%	100.00%

Treasury Bill Portfolio
United States Treasury securities	$49,437,761	$—	$—	$49,437,761
Repurchase agreements	—	120,000	—	120,000
Total Portfolio	$49,437,761	$120,000	$—	$49,557,761
	99.76%	.24%	—%	100.00%

Versatile Bond Portfolio
Corporate bonds	$—	$10,791,908	$—	$10,791,908
United States Treasury securities	149,961	—	—	149,961
Repurchase agreements	—	25,000	—	25,000
Total Portfolio	$149,961	$10,816,908	$—	$10,966,869
	1.37%	98.63%	—%	100.00%

Aggressive Growth Portfolio
Aggressive growth stock investments	$24,586,460	$—	$—	$24,586,460
Total Portfolio	$24,586,460	$—	$—	$24,586,460
	100.00%	—%	—%	100.00%

     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures regarding a fund’s derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, the Fund believes that the adoption of FAS 161 will have no impact on its financial statements.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

Translation of foreign currencies

     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the six months ended July 31, 2008, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Interest on:
Corporate bonds	$222,917	$—	$228,482	$—
Swiss franc assets	3,212,742	—	—	—
United States Treasury securities	16,172,158	551,122	2,292	—
Other investments	208,962	620	666	147
Dividends	7,697,428	—	—	129,995
Other income	216	—	—	—
	$27,514,423	$551,742	$231,440	$130,142

Federal taxes

     Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2008, pursuant to the requirements of the Code.

      As of January 31, 2008, capital loss carryforwards available to offset future realized gains, if any, were as follows: (i) $15,268 in the Fund’s Treasury Bill Portfolio, of which $5,452, $2,613, $4,416, $1,117, $378 and $1,292 expire on January 31, 2011, January 31, 2012, January 31, 2013, January 31, 2014, January 31, 2015 and January 31, 2016, respectively; and (ii) $87,707 in the Fund’s Versatile Bond Portfolio, of which $28,378, $58,566 and $763 expire on January 31, 2014, January 31, 2015 and January 31, 2016, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio or its Aggressive Growth Portfolio. Additionally, net capital losses attributable to investment transactions that occur after October 61, if any, are recognized for federal income tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

     During the six months ended July 31, 2008, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $375,000, $30,000, $6,000 and $17,500, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     In June 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years (tax years ended January 31, 2005, 2006, 2007 and 2008, respectively) as of the effective date. Adoption of FIN 48 had no no impact on the Fund’s financial statements.

Equalization

     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

      The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2. DISTRIBUTIONS TO SHAREHOLDERS

     On December 5, 2007, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.16 and $2.54, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.18 and $8.87, respectively, to shareholders of record on December 4, 2007. On December 19, 2007, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $.1.72 to shareholders of record on December 18, 2007. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2008.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$6,105,356	$1,557,331	$300,982	$—
Long-term capital gain	6,868,527	—	—	2,952,914
	$12,973,883	$1,557,331	$300,982	$2,952,914

     Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2008: (i) the Fund’s Permanent Portfolio reclassified $285,775 from accumulated net realized gain on investments to undistributed net investment income, $1,940,486 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and $358,652 from undistributed net investment income to paid-in capital; (ii) the Fund’s Treasury Bill Portfolio reclassified $3,666 from paid-in capital to accumulated net realized loss on investments and $302,558 from undistributed net investment income to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $119,060 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $46,285 from paid-in capital to undistributed net investment income and $5,226 from accumulated net realized gain on investments to paid-in capital, to reflect such book and tax basis differences relating to shareholder distributions, short-term capital gains, net operating losses and excise taxes paid.

     As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$18,305,387	$1,733,565	$455,445	$15,163
Undistributed long-term gain (capital
loss carryforward)	2,665,785	(15,268)	(87,707)	2,875,460
Unrealized appreciation	258,316,898	112,187	69,395	12,932,463
	$279,288,070	$1,830,484	$437,133	$15,823,086

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

3. INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

     Pacific Heights Asset Management, LLC (“Pacific Heights”) serves as the Fund’s investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) the fees and expenses of the Fund’s directors; (iii) the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4); (iv) excise taxes; and (v) extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

     During the six months ended July 31, 2008, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and was paid $57,900 by the Fund for service in such capacities during the six months ended July 31, 2008.

Annual Renewal of Investment Advisory Contract (Unaudited)

     The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), on November 30, 2007. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including a letter provided by Pacific Heights responding to a request from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, information prepared by the Fund’s Chief Compliance Officer that compared the expenses of the Fund’s Portfolios to other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”) and information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of the Peer Groups. The Fund’s Independent Directors were assisted by independent legal counsel during their deliberations.

     As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

     In its consideration of the Contract, the Fund’s Board of Directors considered the following additional material factors and reached the following conclusions:

a)	the nature, quality and extent of the investment advisory, administrative and other services to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over seventeen years, was qualified to provide such services, and that the addition of personnel at Pacific Heights provides support for Mr. Cuggino in performing such duties;

b)	the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Groups, from which the Board concluded that the expenses and expense ratios of the Fund’s Portfolios were comparable to their Peer Groups;

c)	the performance of the Fund’s Portfolios compared to their Peer Groups and market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index and the performance of the Fund’s other Portfolios was satisfactory as compared to those Portfolios’ Peer Groups and market indices;

d)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

e)	the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over seventeen years and the addition of personnel at Pacific Heights;

f)	the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board noted that the Fund’s Permanent Portfolio had reached the third breakpoint in its fee structure because its assets under management had passed the third threshold; and

g)	the profitability of the Contract to Pacific Heights, from which the Board concluded that the profitability was fair and reasonable.

     In addition to the factors listed above, the Fund’s Board of Directors noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios in order to reduce their operating expenses. The Board received assurances from Pacific Heights that at least through the end of calendar year 2008, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and its Versatile Bond Portfolio to the extent that those Portfolios’ total investment advisory fee would not exceed an annual rate of 11/16ths of 1% (.6875%), in the case of the Treasury Bill Portfolio, or 13/16ths of 1% (.8125%), in the case of the Versatile Bond Portfolio. The Board of Directors compared the total expense ratios for the Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group and found that the expenses (including investment advisory fees) paid by the Fund were reasonable and appropriate under the facts and circumstances.

     Based on the foregoing, the Fund’s Board of Directors, including its Independent Directors, approved the Contract as in the best interests of each of the Fund’s Portfolios.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

4. LONG TERM DISABILITY PLAN

      On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the six months ended July 31, 2008.

5. PURCHASES AND SALES OF SECURITIES

      The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2008:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$1,897,189,487	$—	$6,096,543	$361,117
Sales	400,338,833	—	6,079,063	1,292,857

6. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2008 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments
with excess of value over tax cost:
Investments in securities of unaffliated issuers	$184,512,220	$6,502	$18,503	$12,979,058
Investments other than securities	155,491,120	—	—	—
	340,003,340	6,502	18,503	12,979,058
Aggregate gross unrealized depreciation of investments
with excess of tax cost over value:
Investments in securities of unaffliated issuers	(65,912,585)	(10,146)	(49,202)	(970,795)
Investments other than securities	—	—	—	—
	(65,912,585)	(10,146)	(49,202)	(970,795)
Net unrealized appreciation (depreciation) of investments	$274,090,755	$(3,644)	$(30,699)	$12,008,263

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

7. CAPITAL STOCK TRANSACTIONS

     Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income (loss) were as follows for the period and year ended:

	Permananent Portfolio
	Six months ended July 31, 2008		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars

Shares sold	61,789,377	$2,285,514,244	30,386,184	$1,046,534,776
Distributions reinvested	—	—	308,727	10,913,503
	61,789,377	2,285,514,244	30,694,911	1,057,448,279

Shares redeemed	(8,914,833)	(329,483,618)	(8,397,118)	(284,224,073)
Net increase	52,874,544	$1,956,030,626	22,297,793	$773,224,206

	Treasury Bill Portfolio
	Six months ended July 31, 2008		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars

Shares sold	264,489	$17,488,926	244,351	$16,151,377
Distributions reinvested	—	—	21,190	1,401,700
	264,489	17,488,926	265,541	17,553,077

Shares redeemed	(234,461)	(15,487,438)	(256,640)	(16,958,399)
Net increase	30,028	$2,001,488	8,901	$594,678

	Versatile Bond Portfolio
	Six months ended July 31, 2008		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars

Shares sold	25,163	$1,434,082	63,966	$3,647,200
Distributions reinvested	—	—	4,129	235,583
	25,163	1,434,082	68,095	3,882,783

Shares redeemed	(27,013)	(1,539,634)	(91,276)	(5,191,299)
Net decrease	(1,850)	$(105,552)	(23,181)	$(1,308,516)

	Aggressive Growth Portfolio
	Six months ended July 31, 2008		Year ended January 31, 2008
	Shares	Dollars	Shares	Dollars

Shares sold	21,164	$1,540,472	44,492	$3,827,742
Distributions reinvested	—	—	33,807	2,707,647
	21,164	1,540,472	78,299	6,535,389

Shares redeemed	(34,371)	(2,487,602)	(95,645)	(8,121,717)
Net decrease	(13,207)	$(947,130)	(17,346)	$(1,586,328)

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2008
(Unaudited)

8. LEGAL MATTERS

     In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser, World Money Managers (“WMM”), and two then-serving officers and directors of the Fund, Terry Coxon and Alan Sergy (collectively, “Respondents”). The Fund was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Mr. Sergy from the Proceedings due to his failing health and ordered that WMM and Mr. Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. In a decision dated June 29, 2005, the United States Court of Appeals for the Ninth Circuit Court affirmed the SEC’s decision.

     By order dated December 12, 2006, the Court authorized the Clerk of the Court to disburse to the Fund’s Permanent Portfolio $515,123 of the $536,623 that Mr. Coxon had previously paid into the Court’s registry, holding back $21,500 to cover potential administrative expenses and tax liabilities. This amount has since been received. The Permanent Portfolio also received an additional $351,548 of such disgorgement and prejudgment interest during the year ended January 31, 2008. It is uncertain what additional amount of disgorged funds or prejudgment interest might be paid by WMM or Mr. Coxon, when any such payment might be made and what amount, if any, might be received by the Fund.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2008		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$36.99		$32.89	$30.12	$26.29	$24.52	$20.89

Income from investment operations:
Net investment income (1)(2)(3)(4)	.21		.46	.35	.12	.18	.11
Net realized and unrealized gain on investments and foreign currencies	.40		3.98	2.73	3.96	2.13	3.82
Total income from investment operations	.61		4.44	3.08	4.08	2.31	3.93

Less distributions from:
Net investment income	—		(.16)	(.06)	(.20)	(.15)	(.22)
Net realized gain on investments (5)	—		(.18)	(.25)	(.05)	(.39)	(.08)
Total distributions	—		(.34)	(.31)	(.25)	(.54)	(.30)

Net asset value, end of period	$37.60		$36.99	$32.89	$30.12	$26.29	$24.52

Total return (6)	1.65%	†	13.53%	10.23%	15.57%	9.37%	18.87%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$3,764,281		$1,747,058	$820,285	$382,025	$233,860	$120,691

Ratio of expenses to average net assets	.84%	*	.95%	1.11%	1.35%	1.38%	1.58%
Ratio of net investment income to average net assets (2)(3)(4)	1.11%	*	1.31%	1.10%	.43%	.72%	.47%
Portfolio turnover rate	22.85%	†	37.46%	7.28%	.73%	6.29%	23.19%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.

(2)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.

(3)	The recording as other income of the receipt of disgorged funds described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31,
2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.

(4)	The recording as other income of the receipt of disgorged funds described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.01 and .03%, respectively, during the year ended January 31,
2008. Without this other income, the net investment income per share would have been $.45 during the year then ended.

(5)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(6)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2008		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$69.02		$68.82	$67.50	$67.10	$66.19	$66.58

Income from investment operations:
Net investment income (loss) (1)(2)(3)	.48		2.50	2.58	1.41	.91	(.03)
Net realized and unrealized gain (loss) on investments (4)	(.15)		.24	.03	.02	—	.05
Total income from investment operations	.33		2.74	2.61	1.43	.91	.02

Less distributions from:
Net investment income	—		(2.54)	(1.29)	(1.03)	—	(.41)
Total distributions	—		(2.54)	(1.29)	(1.03)	—	(.41)

Net asset value, end of period	$69.35		$69.02	$68.82	$67.50	$67.10	$66.19

Total return (5)	.48%	†	4.00%	3.88%	2.12%	1.39%	.03%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$50,025		$47,713	$46,962	$48,328	$51,768	$55,293

Ratio of expenses to average net assets (2)	.84%	*	.88%	.92%	.92%	.98%	.97%
Ratio of net investment income (loss) to average net assets (3)	1.41%	*	3.63%	3.79%	2.10%	1.37%	(.05)%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31,
2008 and 50%, .50%, .50%, .50% and .50% for the years ended January 31, 2008, 2007, 2006, 2005 and 2004, respectively. Without this waiver, the net investment income or loss per share would have been $.31 for the six months ended July 31, 2008 and $2.16, $2.24, $1.08, $.58 and $(.37) for the years then ended.

(3)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.

(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2008		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$60.02		$58.89	$57.42	$57.01	$58.88	$60.82

Income from investment operations:
Net investment income (1)(2)	.97		2.36	1.93	1.01	.57	.87
Net realized and unrealized gain (loss) on investments (3)	(.62)		.49	.24	.15	(.56)	(.26)
Total income from investment operations	.35		2.85	2.17	1.16	.01	.61

Less distributions from:
Net investment income	—		(1.72)	(.70)	(.74)	(1.13)	(2.01)
Net realized gain on investments (4)	—		—	—	(.01)	(.75)	(.54)
Total distributions	—		(1.72	(.70)	(.75)	(1.88)	(2.55)

Net asset value, end of period	$60.37		$60.02	$58.89	$57.42	$57.01	$58.88

Total return (5)	.58%	†	4.87%	3.78%	2.04%	.02%	1.01%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11,106		$11,152	$12,307	$18,509	$18,758	$20,735

Ratio of expenses to average net assets (2)	.95%	*	1.02%	.97%	.95%	1.01%	1.04%
Ratio of net investment income to average net assets	3.23%	*	3.96%	3.33%	1.76%	.99%	1.46%
Portfolio turnover rate	54.91%	†	74.72%	78.90%	50.09%	75.72%	67.26%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31,
2008 and .37%, .37%, .37%, .38% and .38% for the years ended January 31, 2008, 2007, 2006, 2005 and 2004, respectively. Without this waiver, the net investment income per share would have been $.86 for the six months ended July 31, 2008 and $2.13, $1.72, $.80, $.35 and $.65 for the years then ended.

(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2008		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value, beginning of period	$74.31		$86.09	$110.71	$86.11	$80.46	$58.14

Income (loss) from investment operations:
Net investment loss (1)(2)	(.06)		(.08)	(.42)	(.11)	(.27)	(.63)
Net realized and unrealized gain (loss) on investments	(.87)		(2.83)	7.83	25.61	9.86	22.95
Total income (loss) from investment operations	(.93)		(2.91)	7.41	25.50	9.59	22.32

Less distributions from:
Net investment income	—		—	(.10)	—	—	—
Net realized gain on investments (3)	—		(8.87)	(31.93)	(.90)	(3.94)	—
Total distributions	—		(8.87)	(32.03)	(.90)	(3.94)	—

Net asset value, end of period	$73.38		$74.31	$86.09	$110.71	$86.11	$80.46

Total return (4)	(1.24)%	†	(4.14)%	7.05%	29.64%	12.05%	38.39%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$24,585		$25,878	$31,476	$52,125	$25,589	$23,628

Ratio of expenses to average net assets	1.36%	*	1.39%	1.34%	1.41%	1.43%	1.64%
Ratio of net investment loss to average net assets (2)	(.16)%	*	(.10)%	(.43)%	(.11)%	(.33)%	(.91)%
Portfolio turnover rate	1.42%	†	9.16%	1.97%	10.41%	1.90%	3.07%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment loss is based on average net assets per share outstanding during the period.
(2)	The recording as other income of previously advanced legal expenses had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$25,345
$14,030
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
Permanent Portfolio
Citigroup 3-Month U.S. Treasury Bill Index*

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 36 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
$16,763
$13,839
Versatile Bond Portfolio
Citigroup AAA/AA 1-3 Year Corporate Index*

*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Moody’s Investor Service, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 36 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
$21, 612
$15,715
$13,317

Aggressive Growth Portfolio
Dow Jones Industrial Average*
Standard & Poor's 500 Composite Stock Index*

*	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2008

     The graphs on pages 33 through 35 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal periods of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal period and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a cash management portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

     Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2008

							Since
	1 Year		3 Years	5 Years	10 Years	15 Years	Inception

Permanent Portfolio (Since 12/1/82)(1)(2)(3)
Return before taxes	12.66%		11.81%	12.91%	9.75%	7.85%	6.72%
Return after taxes on distributions	12.43%		11.59%	12.60%	9.08%	7.13%	6.15%
Return after taxes on distributions and sale of fund shares	8.36%		10.10%	11.17%	8.25%	6.55%	5.74%

Citigroup 3-Month U.S. Treasury Bill Index (6)(7)	3.05%		4.07%	3.07%	3.44%	3.95%	5.18%

Treasury Bill Portfolio (Since 5/26/87)(1)(4)(5)
Return before taxes	2.47%		3.21%	2.35%	2.54%	3.01%	3.68%
Return after taxes on distributions	1.19%		2.60%	1.94%	1.66%	2.04%	2.89%
Return after taxes on distributions and sale of fund shares	1.60%		2.47%	1.82%	1.65%	1.99%	2.74%

Citigroup 3-Month U.S. Treasury Bill Index (6)(7)	3.05%		4.07%	3.07%	3.44%	3.95%	4.58%

Versatile Bond Portfolio (Since 9/27/91)(5)
Return before taxes	3.25%		3.52%	2.34%	3.30%	3.79%	3.87%
Return after taxes on distributions	2.24%		2.88%	1.53%	2.13%	2.63%	2.84%
Return after taxes on distributions and sale of fund shares	2.10%		2.63%	1.55%	2.12%	2.54%	2.71%

Citigroup AAA/AA 1-3 Year Corporate Index (6)(8)	6.40%		4.96%	3.69%	5.30%	5.58%	5.89%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes	(6.77%	)	3.45%	10.45%	8.00%	11.52%	11.42%
Return after taxes on distributions	(8.16%	)	1.46%	8.83%	7.00%	10.62%	10.65%
Return after taxes on distributions and sale of fund shares	(2.29%	)	3.09%	8.98%	6.91%	10.26%	10.30%

Dow Jones Industrial Average (6)(9)	(11.71%	)	4.70%	6.67%	4.62%	10.42%	10.38%
Standard &Poor’s 500 Composite Stock Index (6)(10)	(11.09%	)	2.85%	7.03%	2.91%	9.18%	9.30%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2008

(1)	Returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2007 related to the receipt of disgorged funds.

(3)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2008 related to the receipt of disgorged funds.

(4)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended July 31, 2008, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was nil%, and the effective yield was nil%.

(5)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2008, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was .84% and 2.87%, respectively.

(6)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(7)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(8)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(9)	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks.

(10)	The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 39-42 for Portfolio specific risks.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Six months ended July 31, 2008

     The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury securities and short-term corporate bonds. During the six months ended July 31, 2008, the Portfolio experienced increases in the value of  silver, the relative value of Swiss franc denominated assets, the values of its stocks in natural resource companies and the Portfolio’s holdings of short- and long-term U.S. Treasury securities. These increases more than offset the decrease in value of the Portfolio’s holdings of gold, stocks of real estate investment trusts and shares of domestic growth companies. As a result, the Portfolio achieved a total return of 1.65% during the six months ended July 31, 2008, as compared to an inflation rate as measured by the change in the consumer price index of 4.21% over the same period.

     Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

     The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2008.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Six months ended July 31, 2008

     The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities. The Portfolio achieved a total return of .48% and maintained an average maturity of between sixty and ninety days throughout the six months ended July 31, 2008. This return was consistent with other mutual funds that invest primarily in short-term U.S. Treasury securities and reflects the effects of lower short-term interest rates as compared to the prior year.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of July 31, 2008.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Six months ended July 31, 2008

     The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of .58% while maintaining an average maturity of between one hundred eighty and three hundred sixty-five days throughout the six months ended July 31, 2008. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity and reflects the effects of lower overall short-term interest rates as compared to the prior year.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2008.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Six months ended July 31, 2008

     The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of (1.24)% during the six months ended July 31, 2008 as compared to (8.92)% for the Dow Jones Industrial Average and (7.08)% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s investment performance relative to these indices is primarily due to the Portfolio’s investments and the timing of purchases and sales of those investments in relation to fluctuating market values.

     Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

     The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2008.

Miscellaneous & Other 6.19%
Chemicals 7.79%
Computer Software 6.02%
Construction 1.67%
Data Processing 6.58%
Electrical & Electronics 6.25%
Entertainment & Leisure 4.81%
Financial Services 16.25%
Manufacturing 9.71%
Oil & Oilfield Services 4.53%
Pharmaceuticals 16.08%
Retail 3.97%
Telecommunications 5.56%
Transportation 4.59%

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2008

Expense Examples

     As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These Examples are based on an investment of $1,000 invested at January 31, 2008 and held for the entire six months ended July 31, 2008.

Actual Expenses

     The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2008. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended July 31, 2008” to estimate the expenses you paid on your account during the six months ended July  31, 2008.

Hypothetical Example for Comparison Purposes

     The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2008. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2008

			Expenses paid *
	Beginning	Ending	during six
	account value	account value	months ended
	January 31, 2008	July 31, 2008	July 31, 2008

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,016.50	$4.21
Hypothetical (5% return before expenses)	1,000.00	1,020.69	4.22

TREASURY BILL PORTFOLIO
Actual	1,000.00	1,004.80	4.19
Hypothetical (5% return before expenses)	1,000.00	1,020.69	4.22

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,005.80	4.74
Hypothetical (5% return before expenses)	1,000.00	1,020.14	4.77

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	987.60	6.72
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.82

     * Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .84%, the Treasury Bill Portfolio’s annualized expense ratio of .84%, the Versatile Bond Portfolio’s annualized expense ratio of .95% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.36%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 182/366 (to reflect the one-half year period ended July 31, 2008).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting

     The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Polies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2008 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

     Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 61, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

      All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation, removal or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND
Director	age 73

     Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER
Director	age 55

     Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE
Director	age 68

     President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *
Chairman, President,
Secretary & Director	age 45

     A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

JAMES H. ANDREWS *
Treasurer	age 53

     Mr. Andrews has served as Treasurer of the Fund since 2007 and as Assistant Treasurer of the Fund since 2006. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

ANDREW B. ROGERS
Chief Compliance Officer	age 39

     Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the manager of Fund Compliance Services, LLC, a provider of compliance and other related services to the mutual fund industry. He has also served as President of Gemini Fund Services, LLC since 2006 and as President of GemCom, LLC since 2004. From 2001 through 2005, Mr. Rogers served as Senior Vice President & Director of Administration of Gemini Fund Services, LLC.

* Considered to be an “interested person” within the meaning of the 1940 Act. Messrs. Cuggino and Andrews are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SEMI-ANNUAL REPORT July 31, 2008
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	10/08